Erik Nelson, Sr. Securities Counsel
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: (763) 765-7453


March 1, 2010


VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street
Washington, DC 20549


Re:Definitive Proxy Materials for Allianz Variable Insurance
   Products Trust (SEC File Nos. 333-83423 and 811-09491)


Ladies and Gentlemen:

Accompanying this letter for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934 are definitive proxy materials for the open-end investment company referenced above.

Please contact me if you have any questions concerning this filing.

Sincerely,

Allianz Variable Insurance Products Trust


By: /s/ Erik Nelson
      _________________________________________